Business combinations (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		3 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Contract assets			₩ 98
Purchase of interests in investments accounted for using equity method			657,836	₩ 588,827	₩ 776,799
Shinhan EZ General Insurance, Ltd [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1,259
Purchase of interests in investments accounted for using equity method		₩ 41,000
Profit Loss Of Acquiree			15,242
Comprehensive income loss of acquiree			₩ 15,030
Shinhan Life Insurance Co Ltd [Member] | Merger [Member]
Disclosure of detailed information about business combination [line items]
Conversion of shares, Shares issued per share			0.4430946
Share price			₩ 5,000
Shinhan EZ General Insurance, Ltd [Member]
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables			₩ 98
Proportion of ownership interest in associate	94.54%